UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2013

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

ASSET-BACKED SECURITIES 8.91%

Automobiles 4.63%

Ally Auto Receivables Trust 2011-5 A2	0.80%	6/16/2014	0.08	$126	$126,211
Ally Auto Receivables Trust 2012-1 A2	0.71%	9/15/2014	0.21	399	399,336
Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	1.96	1,020	1,021,014
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%	11/10/2014	0.01	28	28,364
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	0.13	195	194,740
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	0.26	286	286,707
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	0.36	547	548,443
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	0.53	521	521,731
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	2.57	625	626,072
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	1.97	425	425,258
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	2.68	257	257,710
Bank of America Auto Trust 2012-1 A2	0.59%	11/17/2014	0.24	534	534,267
BMW Vehicle Lease Trust 2013-1 A3	0.54%	9/21/2015	1.73	483	482,867
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	1.05	500	499,660
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	1.73	500	500,389
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	0.45	461	462,861
CarMax Auto Owner Trust 2011-2 A2	0.68%	9/15/2014	0.06	130	129,575
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	0.15	318	317,929
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	0.29	422	422,755
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	0.24	465	465,107
Ford Credit Auto Owner Trust 2012-A A2	0.62%	9/15/2014	0.11	61	61,000
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%	5/15/2015	0.21	231	231,381
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	0.26	568	568,455
Huntington Auto Trust 2012-2 A3	0.51%	4/17/2017	1.97	1,880	1,880,395
Hyundai Auto Lease Securitization Trust 2012-A A3†	0.92%	8/17/2015	1.26	1,100	1,103,810
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	1.89	800	800,234
Hyundai Auto Receivables Trust 2012-C A3	0.53%	4/17/2017	1.98	950	950,215
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	0.14	389	389,297
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	0.33	378	378,201
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	0.39	167	167,469
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%	3/16/2015	0.24	193	193,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

Automobiles (continued)

Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	0.38	$865	$866,655
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%		4/15/2015	0.35	263	263,356
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	0.45	566	566,884
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%		7/15/2016	1.33	910	910,757
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%		3/15/2016	0.79	1,200	1,199,741
Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	1.32	360	361,646
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%		1/20/2017	2.25	2,050	2,048,493

Total						21,192,487

Credit Cards 1.67%

Bank One Issuance Trust 2003-A4	0.453%	#	1/15/2016	0.03	425	425,142
Bank One Issuance Trust 2003-A8	0.453%	#	5/16/2016	0.03	1,200	1,201,100
Chase Issuance Trust 2011-A2	0.293%	#	5/15/2015	0.03	300	300,028
Chase Issuance Trust 2012-A6 A	0.333%	#	8/15/2017	0.03	850	850,643
Citibank Omni Master Trust 2009-A14A†	2.953%	#	8/15/2018	0.06	1,675	1,734,399
Discover Card Master Trust 2008-A4	5.65%		12/15/2015	0.20	1,400	1,415,959
Discover Card Master Trust 2011-A2	0.413%	#	11/16/2015	0.03	300	300,076
MBNA Credit Card Master Note Trust 2005-A10	0.263%	#	11/16/2015	0.03	295	295,040
World Financial Network Credit Card Master Trust 2006-A†	0.333%	#	2/15/2017	0.03	1,100	1,099,977

Total						7,622,364

Home Equity 0.01%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	0.35	32	31,910

Other 2.60%

HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	2.46	750	765,078
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	2.71	750	755,971
Nelnet Student Loan Trust 2010-3A A†	1.081%	#	7/27/2048	0.10	271	274,067
Nelnet Student Loan Trust 2010-4A A†	1.004%	#	4/25/2046	0.11	193	195,738
SLM Student Loan Trust 2007-2 A2	0.301%	#	7/25/2017	0.06	825	824,193
SLM Student Loan Trust 2007-7 A2(a)	0.501%	#	1/25/2016	0.06	575	575,107
SLM Student Loan Trust 2010-A 2A†	3.453%	#	5/16/2044	0.15	2,052	2,176,808
SLM Student Loan Trust 2010-C A1†	1.853%	#	12/15/2017	0.03	393	394,521
SLM Student Loan Trust 2011-1 A1	0.724%	#	3/25/2026	0.08	1,114	1,119,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

Other (continued)

SLM Student Loan Trust 2011-A A1†	1.203%	#	10/15/2024	0.04	$865	$871,909
SLM Student Loan Trust 2011-B A1†	1.053%	#	12/16/2024	0.04	1,125	1,131,752
SLM Student Loan Trust 2011-C A1†	1.603%	#	12/15/2023	0.04	465	471,265
SLM Student Loan Trust 2012-A A1†	1.603%	#	8/15/2025	0.05	764	775,556
SLM Student Loan Trust 2012-C A1†	1.303%	#	8/15/2023	0.04	1,123	1,134,433
SLM Student Loan Trust 2012-E A1 †	0.953%	#	10/16/2023	0.04	415	416,945

Total						11,883,163

Total Asset-Backed Securities (cost $40,659,012)						40,729,924

CORPORATE BONDS 32.00%

Auto Loans 0.61%

Ford Motor Credit Co. LLC	8.70%		10/1/2014	1.43	2,500	2,774,132

Auto Parts & Equipment 0.12%

Delphi Corp.	5.875%		5/15/2019	1.07	500	542,500

Automakers 0.66%

Daimler Finance North America LLC†	0.905%	#	1/9/2015	0.02	2,000	2,008,974
Daimler Finance North America LLC †	1.48%	#	9/13/2013	0.20	1,000	1,004,018

Total						3,012,992

Banking 6.26%

Abbey National Treasury Services plc (United Kingdom)(b)	1.881%	#	4/25/2014	1.08	500	504,847
Abbey National Treasury Services plc (United Kingdom)(b)	2.875%		4/25/2014	1.03	1,000	1,017,764
Abbey National Treasury Services plc (United Kingdom)†(b)	3.875%		11/10/2014	1.55	534	553,823
Associated Banc-Corp	1.875%		3/12/2014	0.85	1,000	1,004,629
Bank of America Corp.	5.375%		6/15/2014	1.17	750	787,726
Bank of Nova Scotia (Canada)†(b)	2.15%		8/3/2016	3.23	890	931,245
Caribbean Development Bank†	0.602%	#	7/19/2013	0.31	1,000	1,000,676
Citigroup, Inc.	5.00%		9/15/2014	1.40	500	525,200
Citigroup, Inc.	5.50%		4/11/2013	0.02	4,000	4,004,688
Commonwealth Bank of Australia (Australia)†(b)	2.70%		11/25/2014	1.62	610	633,223
Compagnie de Financement Foncier SA (France)†(b)	1.052%	#	4/17/2014	1.05	1,300	1,290,283
Compagnie de Financement Foncier SA (France)†(b)	2.125%		4/22/2013	0.07	1,100	1,100,894
Credit Suisse AG (Guernsey)†(b)	1.625%		3/6/2015	1.91	800	816,590
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%		10/14/2015	2.46	2,140	2,216,398
Goldman Sachs Group, Inc. (The)	1.296%	#	2/7/2014	0.10	1,000	1,005,089
JPMorgan Chase & Co.	1.03%	#	5/2/2014	0.21	1,000	1,006,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

Banking (continued)

JPMorgan Chase & Co.	1.034%	#	9/30/2013	0.24	$2,000	$2,007,162
JPMorgan Chase & Co.	1.33%	#	3/20/2015	0.22	2,000	2,026,356
Morgan Stanley	1.902%	#	1/24/2014	0.06	750	756,339
Regions Financial Corp.	7.75%		11/10/2014	1.49	1,150	1,268,338
Royal Bank of Canada (Canada)(b)	1.20%		9/19/2017	4.35	2,250	2,259,767
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.30%		6/30/2017	4.04	1,280	1,337,540
Zions Bancorporation	7.75%		9/23/2014	1.41	500	543,787

Total						28,598,809

Beverages 0.36%

Beam, Inc.	6.375%		6/15/2014	1.15	1,550	1,650,629

Building Materials 0.39%

CRH America, Inc.	5.30%		10/15/2013	0.52	1,750	1,790,548

Chemicals 1.15%

Airgas, Inc.	2.85%		10/1/2013	0.49	2,500	2,527,468
Airgas, Inc.	7.125%		10/1/2018	0.49	500	533,004
Cabot Finance BV (Netherlands)†(b)	5.25%		9/1/2013	0.42	650	661,205
Yara International ASA (Norway)†(b)	5.25%		12/15/2014	1.63	1,435	1,531,954

Total						5,253,631

Computer Hardware 0.39%

Hewlett-Packard Co.	1.83%	#	9/19/2014	0.22	1,000	1,010,226
Seagate Technology International†	10.00%		5/1/2014	1.00	715	759,688

Total						1,769,914

Consumer/Commercial/Lease Financing 1.10%

General Electric Capital Corp.	0.42%	#	6/20/2014	0.22	1,089	1,088,419
General Electric Capital Corp.	1.002%	#	4/24/2014	0.06	2,000	2,014,768
Nordea Eiendomskreditt AS (Norway)†(b)	2.125%		9/22/2016	3.36	940	977,805
SLM Corp.	5.00%		10/1/2013	0.49	700	714,000
SLM Corp.	5.00%		6/15/2018	0.20	250	252,678

Total						5,047,670

Diversified Capital Goods 1.34%

Ingersoll-Rand Global Holding Co., Ltd.	9.50%		4/15/2014	0.97	1,750	1,902,124
Smiths Group plc (United Kingdom)†(b)	6.05%		5/15/2014	1.06	1,500	1,564,656
Timken Co.	6.00%		9/15/2014	1.40	2,500	2,660,705

Total						6,127,485

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value

Electric: Generation 0.37%

TransAlta Corp. (Canada)(b)	5.75%		12/15/2013	0.70	$1,625	$1,680,453

Electric: Integrated 0.56%

Ameren Corp.	8.875%		5/15/2014	1.05	400	432,015
Black Hills Corp.	9.00%		5/15/2014	1.05	500	541,528
Duquesne Light Holdings, Inc.	5.50%		8/15/2015	2.22	500	543,016
Entergy Corp.	3.625%		9/15/2015	2.35	1,000	1,045,480

Total						2,562,039

Electronics 0.25%

Maxim Integrated Products, Inc.	3.45%		6/14/2013	0.20	1,150	1,156,595

Energy: Exploration & Production 1.84%

Anadarko Petroleum Corp.	7.625%		3/15/2014	0.93	2,000	2,127,704
Noble Energy, Inc.	5.25%		4/15/2014	0.99	435	451,657
Petrohawk Energy Corp.	7.875%		6/1/2015	0.16	500	517,486
Petrohawk Energy Corp.	10.50%		8/1/2014	0.07	1,500	1,586,646
Talisman Energy, Inc. (Canada)(b)	5.125%		5/15/2015	2.00	1,000	1,074,121
Woodside Finance Ltd. (Australia)†(b)	4.50%		11/10/2014	1.55	1,517	1,601,673
Woodside Finance Ltd. (Australia)†(b)	5.00%		11/15/2013	0.62	1,000	1,025,323

Total						8,384,610

Food & Drug Retailers 0.61%

Safeway, Inc.	1.78%	#	12/12/2013	0.20	2,000	2,012,556
Safeway, Inc.	5.625%		8/15/2014	1.32	750	795,147

Total						2,807,703

Food: Wholesale 1.13%

Bunge Ltd. Finance Corp.	4.10%		3/15/2016	2.79	1,250	1,337,855
General Mills, Inc.	0.601%	#	1/29/2016	0.07	1,750	1,752,721
Wm. Wrigley Jr. Co.†	3.70%		6/30/2014	1.21	2,000	2,054,618

Total						5,145,194

Gaming 0.32%

Seminole Indian Tribe of Florida†	7.75%		10/1/2017	0.49	1,350	1,464,750

Gas Distribution 2.32%

Buckeye Partners LP	4.625%		7/15/2013	0.28	2,000	2,020,740
DCP Midstream LLC†	9.70%		12/1/2013	0.64	850	897,672
Energy Transfer Partners LP	5.95%		2/1/2015	1.74	1,000	1,084,630
Energy Transfer Partners LP	6.00%		7/1/2013	0.24	2,000	2,023,094
Energy Transfer Partners LP	8.50%		4/15/2014	0.97	800	861,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Southeast Supply Header LLC†	4.85%		8/15/2014	1.32	$1,500	$1,569,348
Sunoco Logistics Partners Operations LP	8.75%		2/15/2014	0.84	2,000	2,135,650
Total						10,592,474

Health Facilities 0.33%

Quest Diagnostics, Inc.	1.134%	#	3/24/2014	0.23	1,500	1,507,760

Hotels 0.53%

Host Hotels & Resorts LP	6.00%		11/1/2020	2.38	1,000	1,112,500
Host Hotels & Resorts LP	9.00%		5/15/2017	0.12	1,250	1,320,312
Total						2,432,812

Insurance Brokerage 0.24%

Willis North America, Inc.	5.625%		7/15/2015	2.14	1,000	1,085,138

Media: Cable 0.77%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	4.75%		10/1/2014	1.46	1,314	1,390,526
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%		1/15/2018	4.05	2,000	2,140,000
Total						3,530,526

Media: Services 0.23%

Interpublic Group of Cos., Inc. (The)	10.00%		7/15/2017	0.28	995	1,069,625

Medical Products 1.58%

Bio-Rad Laboratories, Inc.	8.00%		9/15/2016	0.45	680	728,064
Boston Scientific Corp.	4.50%		1/15/2015	1.71	3,500	3,714,592
CareFusion Corp.	5.125%		8/1/2014	1.29	1,135	1,197,811
Life Technologies Corp.	4.40%		3/1/2015	1.84	1,500	1,582,640
Total						7,223,107

Metals/Mining (Excluding Steel) 1.05%

Anglo American Capital plc (United Kingdom)†(b)	9.375%		4/8/2014	0.95	2,525	2,726,609
Glencore Funding LLC†	6.00%		4/15/2014	0.99	1,500	1,571,628
Vale Overseas Ltd. (Brazil)(b)	9.00%		8/15/2013	0.38	500	515,625
Total						4,813,862

Oil Field Equipment & Services 0.57%

Cameron International Corp.	1.217%	#	6/2/2014	0.17	1,300	1,307,709
National Oilwell Varco, Inc.	6.125%		8/15/2015	0.36	750	754,477
Transocean, Inc.	4.95%		11/15/2015	2.44	500	541,328
Total						2,603,514

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Pharmaceuticals 1.03%

Mylan, Inc.†	7.625%		7/15/2017	1.22	$2,000	$2,223,988
Mylan, Inc.†	7.875%		7/15/2020	2.10	1,250	1,459,421
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.193%	#	11/8/2013	0.10	1,000	1,005,232
Total						4,688,641

Railroads 0.39%

Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%		2/1/2018	3.99	1,600	1,764,000

Real Estate Investment Trusts 1.23%

BRE Properties, Inc.	4.697%		3/17/2014	0.94	1,750	1,806,754
Federal Realty Investment Trust	5.40%		12/1/2013	0.65	840	865,662
HCP, Inc.	5.65%		12/15/2013	0.68	500	517,351
Hospitality Properties Trust	5.125%		2/15/2015	1.32	1,628	1,703,632
Rouse Co. LP (The)	6.75%		11/9/2015	0.10	190	197,363
UDR, Inc.	6.05%		6/1/2013	0.16	520	524,419
Total						5,615,181

Software/Services 0.84%

Fidelity National Information Services, Inc.	7.625%		7/15/2017	0.28	2,500	2,687,500
Fidelity National Information Services, Inc.	7.875%		7/15/2020	1.22	1,000	1,132,500
Total						3,820,000

Specialty Retail 1.16%

QVC, Inc.†	7.375%		10/15/2020	1.84	2,838	3,144,076
VF Corp.	1.038%	#	8/23/2013	0.14	2,150	2,156,811
Total						5,300,887

Telecommunications: Integrated/Services 0.90%

Qwest Communications International, Inc.	7.125%		4/1/2018	0.07	1,500	1,565,625
Qwest Corp.	7.50%		10/1/2014	1.43	775	845,025
Qwest Corp.	7.625%		6/15/2015	2.02	625	701,698
Verizon Maryland, Inc.	7.15%		5/1/2023	0.08	1,000	1,004,016
Total						4,116,364

Telecommunications: Wireless 0.47%

Cellco Partnership/Verizon Wireless Capital LLC	5.55%		2/1/2014	0.81	2,075	2,157,102

Tobacco 0.46%

Altria Group, Inc.	8.50%		11/10/2013	0.58	2,000	2,095,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)		Fair Value
Transportation (Excluding Air/Rail) 0.44%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%		7/11/2014	1.25		$2,000	$2,032,176
Total Corporate Bonds (cost $145,628,627)							146,218,557

FOREIGN BOND(c) 0.37%

Netherlands

Ziggo Finance BV† (cost $1,665,728)	6.125%		11/15/2017	3.94	EUR	1,250	1,682,429

FOREIGN GOVERNMENT OBLIGATION 0.07%

Brazil

Republic of Brazil(b) (cost $323,464)	8.00%		1/15/2018	2.37		$278	325,972

GOVERNMENT SPONSORED ENTERPRISES BOND 0.14%

Federal Home Loan Mortgage Corp. (cost $623,678)	0.875%		3/7/2018	4.82		625	624,516

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.07%

Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019	3.20		1,545	1,672,868
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	3.42		1,594	1,725,136
Federal Home Loan Mortgage Corp. K007 A1	3.342%		12/25/2019	3.48		2,029	2,196,206
Federal Home Loan Mortgage Corp. K008 A1	2.746%		12/25/2019	3.69		721	766,482
Federal Home Loan Mortgage Corp. K009 A1	2.757%		5/25/2020	3.44		815	865,175
Federal Home Loan Mortgage Corp. K017 A1	1.891%		12/25/2020	4.11		1,375	1,425,395
Federal Home Loan Mortgage Corp. K019 A1	1.459%		9/25/2021	4.68		1,262	1,280,777
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	3.06		645	663,439
Federal National Mortgage Assoc. 2011-M3 A1	2.072%		7/25/2021	3.43		761	795,548
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	4.30		1,827	1,890,155
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	4.59		709	727,101
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $13,449,157)							14,008,282

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 13.31%

Federal Home Loan Mortgage Corp.	2.415%	#	6/1/2038	0.65		318	338,409
Federal Home Loan Mortgage Corp.	2.445%	#	10/1/2035	0.61		858	906,279
Federal Home Loan Mortgage Corp.	2.562%	#	6/1/2037	0.81		1,320	1,399,683
Federal Home Loan Mortgage Corp.	2.647%	#	12/1/2035	0.69		788	842,589
Federal Home Loan Mortgage Corp.	2.662%	#	4/1/2038	0.75		1,228	1,310,612
Federal Home Loan Mortgage Corp.	2.733%	#	8/1/2038	0.93		238	254,494
Federal Home Loan Mortgage Corp.	2.745%	#	12/1/2035	0.89		1,228	1,306,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	2.748%	#	12/1/2037	0.84	$576	$614,479
Federal Home Loan Mortgage Corp.	2.769%	#	3/1/2036	0.83	794	845,485
Federal Home Loan Mortgage Corp.	2.771%	#	5/1/2036	0.84	596	637,540
Federal Home Loan Mortgage Corp.	2.78%	#	3/1/2038	0.83	852	911,107
Federal Home Loan Mortgage Corp.	2.794%	#	4/1/2037	0.75	687	733,849
Federal Home Loan Mortgage Corp.	2.832%	#	4/1/2037	0.70	308	329,640
Federal Home Loan Mortgage Corp.	2.834%	#	2/1/2035	0.66	2,122	2,267,205
Federal Home Loan Mortgage Corp.	2.845%	#	10/1/2039	0.83	735	785,788
Federal Home Loan Mortgage Corp.	2.86%	#	5/1/2035	0.75	530	568,507
Federal Home Loan Mortgage Corp.	2.891%	#	12/1/2036	0.68	1,034	1,105,837
Federal Home Loan Mortgage Corp.	2.914%	#	11/1/2038	0.65	1,173	1,246,754
Federal Home Loan Mortgage Corp.	2.987%	#	9/1/2036	0.74	944	1,012,416
Federal Home Loan Mortgage Corp.	3.012%	#	2/1/2037	0.70	1,131	1,218,147
Federal Home Loan Mortgage Corp.	3.039%	#	10/1/2039	0.79	256	273,813
Federal Home Loan Mortgage Corp.	3.127%	#	10/1/2038	0.74	510	545,291
Federal Home Loan Mortgage Corp.	3.683%	#	2/1/2038	0.86	1,050	1,127,132
Federal Home Loan Mortgage Corp.	3.749%	#	2/1/2038	1.03	759	816,567
Federal Home Loan Mortgage Corp.	4.58%	#	9/1/2037	0.70	673	718,740
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	2.26	179	192,475
Federal Home Loan Mortgage Corp.	5.065%	#	7/1/2036	1.32	397	427,574
Federal Home Loan Mortgage Corp.	5.473%	#	6/1/2037	0.82	535	574,480
Federal Home Loan Mortgage Corp.	5.554%	#	7/1/2038	1.25	1,066	1,139,804
Federal National Mortgage Assoc.	1.879%	#	8/1/2037	0.49	345	364,299
Federal National Mortgage Assoc.	2.112%	#	6/1/2037	0.36	356	376,264
Federal National Mortgage Assoc.	2.195%	#	1/1/2035	0.50	941	997,874
Federal National Mortgage Assoc.	2.254%	#	11/1/2034	0.51	1,008	1,072,814
Federal National Mortgage Assoc.	2.37%	#	1/1/2038	0.84	571	614,128
Federal National Mortgage Assoc.	2.398%	#	3/1/2038	0.91	313	338,112
Federal National Mortgage Assoc.	2.404%	#	11/1/2036	0.72	245	260,964
Federal National Mortgage Assoc.	2.487%	#	1/1/2040	0.71	238	251,165
Federal National Mortgage Assoc.	2.506%	#	12/1/2035	0.54	899	950,379
Federal National Mortgage Assoc.	2.507%	#	2/1/2036	0.61	528	560,749
Federal National Mortgage Assoc.	2.507%	#	1/1/2036	0.59	1,842	1,955,573
Federal National Mortgage Assoc.	2.644%	#	11/1/2036	0.75	2,079	2,224,038
Federal National Mortgage Assoc.	2.65%	#	8/1/2037	0.48	620	659,859
Federal National Mortgage Assoc.	2.659%	#	9/1/2038	0.55	473	504,194
Federal National Mortgage Assoc.	2.673%	#	1/1/2038	0.80	585	626,982
Federal National Mortgage Assoc.	2.697%	#	7/1/2035	0.44	811	864,872
Federal National Mortgage Assoc.	2.743%	#	3/1/2039	0.68	536	570,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.823%	#	2/1/2038	0.50	$286	$305,397
Federal National Mortgage Assoc.	2.84%	#	6/1/2038	0.44	256	274,407
Federal National Mortgage Assoc.	2.884%	#	10/1/2036	0.40	916	975,399
Federal National Mortgage Assoc.	2.924%	#	4/1/2040	0.61	2,056	2,192,287
Federal National Mortgage Assoc.	2.95%		3/1/2015	1.92	1,000	1,036,940
Federal National Mortgage Assoc.	3.033%	#	11/1/2038	0.55	872	932,257
Federal National Mortgage Assoc.	3.059%	#	9/1/2037	0.55	256	272,825
Federal National Mortgage Assoc.	3.18%		11/1/2014	1.58	1,142	1,177,219
Federal National Mortgage Assoc.	3.353%	#	6/1/2038	0.88	1,130	1,201,588
Federal National Mortgage Assoc.	3.611%	#	12/1/2038	0.62	322	345,554
Federal National Mortgage Assoc.	3.661%	#	8/1/2038	0.88	330	353,226
Federal National Mortgage Assoc.	3.835%	#	8/1/2038	0.97	814	874,444
Federal National Mortgage Assoc.(d)	4.50%		TBA	2.82	5,500	5,918,301
Federal National Mortgage Assoc.	5.50%		2/1/2034	3.05	1,493	1,643,597
Federal National Mortgage Assoc.	5.50%		11/1/2034	3.08	1,646	1,816,342
Federal National Mortgage Assoc.	5.50%		8/1/2037	3.10	3,029	3,322,950
Federal National Mortgage Assoc.	5.907%	#	9/1/2037	1.05	488	524,838
Total Government Sponsored Enterprises Pass-Throughs (cost $60,468,029)						60,811,127

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.41%

7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%		3/13/2031	2.57	200	211,305
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	3.82	494	531,659
Arkle Master Issuer plc 2010-2A 1A1†	1.69%	#	5/17/2060	-0.10	400	401,955
Arkle Master Issuer plc 2011-1A 2A†	1.54%	#	5/17/2060	0.38	400	401,662
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	0.40	141	141,576
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	3.35	1,964	2,203,781
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%		11/17/2039	0.53	750	751,451
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%		5/17/2046	2.32	420	421,222
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	3.32	400	426,419
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	0.74	731	736,858
COMM 2007-C9 Mortgage Trust 2007-C9 AM	5.65%		12/10/2049	3.82	1,230	1,426,338
COMM 2012-9W57 Mortgage Trust 2012-9W57 X†	1.525%	#	2/10/2029	1.84	8,000	412,216
COMM 2012-CCRE1 Mortgage Trust 2012-CR1 A1	1.116%		5/15/2045	1.96	1,276	1,288,064
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.383%	#	6/15/2022	0.44	891	877,951
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	2.13	1,663	1,746,317
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.639%	#	7/17/2028	0.66	407	413,644
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	3.66	2,135	2,231,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	4.24	$2,210	$2,251,980
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.331%	#	9/17/2029	1.98	2,230	2,269,007
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	4.54	2,200	2,271,912
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	4.51	2,000	2,051,701
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	5.989%	#	6/15/2038	2.64	1,525	1,711,618
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%		12/15/2039	3.09	683	767,996
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%	#	2/25/2043	4.44	699	696,841
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	0.22	722	725,350
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	2.56	2,267	2,437,491
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	3.70	1,217	1,329,011
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	2.93	1,205	1,293,090
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	2.97	1,850	2,003,350
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	1.46	2,151	2,233,508
DDR Corp. 2009-DDR1 B†	5.73%		10/14/2022	1.46	500	528,946
Del Coronado Trust 2013 HDC A†(e)	1.00%	#	3/15/2026	1.93	1,200	1,200,000
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	5.85	1,000	1,019,546
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	5.78	1,030	1,041,012
Fosse Master Issuer plc 2011-1A A2†	1.703%	#	10/18/2054	0.05	425	430,237
Fosse Master Issuer plc 2012-1A 2A2†	1.703%	#	10/18/2054	0.06	300	306,108
Fosse Master Issuer plc 2012-1A 2B1†	2.253%	#	10/18/2054	0.31	350	357,308
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.598%	#	5/10/2040	0.24	635	639,990
Gracechurch Mortgage Financing plc 2006-1 A6†	0.389%	#	11/20/2056	-0.10	105	105,446
Granite Master Issuer plc 2005-1 A4	0.403%	#	12/20/2054	1.99	629	617,365
Granite Master Issuer plc 2005-2 A6	0.463%	#	12/20/2054	1.99	335	329,052
Granite Master Issuer plc 2006-4 A4	0.303%	#	12/20/2054	1.99	495	485,868
Granite Master Issuer plc 2007-1 3A1	0.403%	#	12/20/2054	1.99	118	115,991
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1.43	693	713,754
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	0.04	242	244,523
GS Mortgage Securities Corp. II 2007-EOP B†	1.731%	#	3/6/2020	0.84	615	616,993
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	2.83	1,194	1,285,566
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	2.70	1,688	1,820,689
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%		2/10/2021	0.84	500	505,650
GS Mortgage Securities Corp. II 2011-GC3 A1†	2.331%		3/10/2044	1.20	891	908,893
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	2.65	1,600	1,717,290
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	3.06	1,000	1,063,101
GS Mortgage Securities Corp. II 2013-KYO C†	1.952%	#	11/8/2029	4.42	700	706,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%		5/10/2045	1.71	$1,285	$1,297,265
Holmes Master Issuer plc 2010-1A A2†	1.704%	#	10/15/2054	0.03	442	444,986
Holmes Master Issuer plc 2012-1A A2†	1.954%	#	10/15/2054	0.05	500	510,532
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	0.27	543	544,091
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%		5/15/2047	3.30	1,399	1,582,530
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.987%	#	6/15/2049	0.93	619	638,232
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A2SF	0.333%	#	1/15/2049	0.30	533	529,821
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%		11/15/2043	2.26	1,805	1,884,094
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%		11/13/2044	3.39	2,000	2,141,128
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C8 A2	1.797%		10/15/2045	4.24	2,250	2,310,707
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%		12/15/2047	4.31	1,100	1,123,599
Merrill Lynch Floating Trust 2008-LAQA A1†	0.74%	#	7/9/2021	1.20	751	740,127
Merrill Lynch Floating Trust 2008-LAQA A2†	0.74%	#	7/9/2021	1.27	2,250	2,225,729
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	1.05	199	201,895
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.448%	#	11/12/2037	2.15	240	262,445
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	0.04	27	26,880
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.512%	#	6/12/2050	0.02	155	153,733
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	3.29	1,100	1,230,974
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.412%	#	6/12/2050	1.18	174	173,273
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%		8/15/2045	4.01	680	701,075
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%		11/15/2045	4.22	2,210	2,267,173
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	4.74	425	434,880
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	0.04	12	11,876
Morgan Stanley Capital I 2007-HQ12 A3	5.763%	#	4/12/2049	2.03	955	991,735
Morgan Stanley Capital I 2007-XLF9 A2†	0.764%	#	12/15/2020	0.02	226	221,159
Morgan Stanley Capital I 2011-C1 A2†	3.884%		9/15/2047	2.57	1,515	1,633,643
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	2.94	750	806,859
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	4.69	951	976,405
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	0.05	52	51,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%		12/17/2043	0.05	$44	$43,989
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	1.91	1,580	1,666,898
RBSCF Trust 2010-RR3 CSCA†	5.467%		9/16/2039	2.86	294	331,263
RBSCF Trust 2010-RR3 WBTB†	5.926%	#	2/16/2051	3.78	1,500	1,742,119
Sequoia Mortgage Trust 2012-3 A2	3.00%		7/25/2042	2.18	282	292,316
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	3.01	564	561,454
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	4.45	1,071	1,053,053
Sequoia Mortgage Trust 2013-2 A1	1.874%		2/25/2043	4.55	733	735,512
Silverstone Master Issuer plc 2011-1A†	1.852%	#	1/21/2055	0.07	400	407,513
Silverstone Master Issuer plc 2012-1A†	1.852%	#	1/21/2055	0.08	800	821,166
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	4.03	2,100	2,178,924
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	4.38	1,000	1,019,036
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	3.69	786	831,859
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	0.97	357	369,627
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%		7/15/2045	2.83	717	796,131
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	3.00	645	725,313
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	0.96	317	326,844
Wachovia Bank Commercial Mortgage Trust 2007-C30 A5	5.342%		12/15/2043	3.43	1,650	1,876,694
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%		10/15/2045	4.21	540	554,723
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	2.62	1,500	1,615,228
WF-RBS Commercial Mortgage Trust 2011-C4 A1†	1.607%		6/15/2044	1.60	750	761,252
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	5.44	1,000	1,091,139
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%		12/15/2045	4.36	420	429,114
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	4.61	505	526,293
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	4.09	1,430	1,470,111
WF-RBS Commercial Mortgage Trust 2012-C9 A2	1.829%		11/15/2045	4.32	595	609,706
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	4.50	2,200	2,271,663
WF-RBS Commercial Mortgage Trust 2013-C12 A2	2.072%		3/15/2048	4.58	2,225	2,305,000
Total Non-Agency Commercial Mortgage-Backed Securities (cost $105,825,184)						106,959,163
Total Long-Term Investments (cost $368,642,879)						371,359,970

SHORT-TERM INVESTMENTS 18.91%

Commercial Paper 2.13%

Automotive 0.11%

Daimler Finance North America LLC	Zero Coupon		7/22/2013		500	498,367

Consumer Cyclical 0.33%

Newell Rubbermaid, Inc.	Zero Coupon		8/30/2013		1,500	1,494,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Consumer Non-Cyclical 0.05%

Avon CapitalCorp.	Zero Coupon	10/28/2013		$250	$247,813

Energy 0.87%

BP Capital Markets plc(b)	Zero Coupon	8/12/2013		2,000	1,995,788
Nisource Finance Corp.	Zero Coupon	4/1/2013		2,000	2,000,000
Total					3,995,788

Telecommunications 0.55%

British Telecommunication plc	Zero Coupon	6/3/2013		1,000	998,425
Vodafone Group plc	Zero Coupon	9/9/2013		500	497,831
Vodafone Group plc	Zero Coupon	7/31/2013		1,000	996,235
Total					2,492,491

Utility 0.22%

Entergy Corp.	Zero Coupon	7/22/2013		500	498,569
Entergy Corp.	Zero Coupon	8/12/2013		500	498,282
Total					996,851
Total Commercial Paper (cost $9,725,648)					9,725,648

Corporate Bonds 7.48%

Banking 0.55%

AmSouth Bank	4.85%	4/1/2013	0.01	1,000	1,000,625
Banco Bradesco SA†	3.125%	4/22/2013	0.07	300	301,500
Central American Bank for Economic Integration (Honduras)†(b)	6.75%	4/15/2013	0.05	515	516,058
Scotland International Finance No 2 BV (Netherlands)†(b)	4.25%	5/23/2013	0.15	682	685,036
Total					2,503,219

Beverages 0.02%

SABMiller plc (United Kingdom)†(b)	5.50%	8/15/2013	0.37	100	101,823

Computer Hardware 0.33%

Hewlett-Packard Co.	1.25%	9/13/2013	0.44	1,500	1,503,113

Consumer/Commercial/Lease Financing 0.11%

International Lease Finance Corp.	5.875%	5/1/2013	0.08	500	502,700

ConsumerProducts 0.23%

Avon Products, Inc.	5.625%	3/1/2014	0.89	1,000	1,043,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Diversified Capital Goods 0.33%

Ingersoll-Rand Global Holding Co., Ltd.	6.00%		8/15/2013	0.38	$1,000	$1,020,036
Leucadia National Corp.	7.00%		8/15/2013	0.36	500	509,688
Total						1,529,724

Electric: Integrated 0.54%

Cleveland Electric Illuminating Co. (The)	5.65%		12/15/2013	0.68	1,409	1,456,841
Great Plains Energy, Inc.	2.75%		8/15/2013	0.37	1,000	1,006,210
Total						2,463,051

Energy: Exploration & Production 0.87%

Canadian Oil Sands Ltd. (Canada)†(b)	5.80%		8/15/2013	0.38	3,000	3,057,339
Noble Corp.	5.875%		6/1/2013	0.18	915	923,279
Total						3,980,618

Gas Distribution 0.52%

NuStar Pipeline Operating Partnership LP	5.875%		6/1/2013	0.16	500	502,945
Panhandle Eastern Pipe Line Co. LP	6.05%		8/15/2013	0.37	1,850	1,883,341
Total						2,386,286

Health Services 0.22%

Cardinal Health, Inc.	5.50%		6/15/2013	0.20	1,000	1,009,889

Machinery 0.13%

Roper Industries, Inc.	6.625%		8/15/2013	0.37	575	587,265

Media: Cable 0.55%

Time Warner Cable, Inc.	6.20%		7/1/2013	0.24	2,500	2,533,480

Medical Products 0.05%

DENTSPLY International, Inc.	1.79%	#	8/15/2013	0.12	250	251,043

Multi-Line Insurance 0.61%

American International Group, Inc.	4.25%		5/15/2013	0.12	1,500	1,506,631
Hartford Financial Services Group, Inc.	4.625%		7/15/2013	0.28	1,250	1,264,503
Total						2,771,134

Oil Field Equipment & Services 0.22%

Weatherford International Ltd.	4.95%		10/15/2013	0.53	1,000	1,020,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Oil Refining & Marketing 0.11%

Valero Energy Corp.	4.75%	6/15/2013	0.20	$500	$504,657

Packaging 0.11%

Rexam plc (United Kingdom)†(b)	6.75%	6/1/2013	0.18	500	509,374

Printing & Publishing 0.35%

Reed Elsevier Capital, Inc.	7.75%	1/15/2014	0.76	1,500	1,580,959

Real Estate Investment Trusts 0.38%

ERP Operating LP	5.20%	4/1/2013	0.01	175	175,000
Health Care REIT, Inc.	6.00%	11/15/2013	0.60	1,500	1,547,739
Total					1,722,739

Software/Services 0.17%

HP Enterprise Services LLC	6.00%	8/1/2013	0.33	750	762,954

Specialty Retail 0.10%

Wesfarmers Ltd. (Australia)†(b)	6.998%	4/10/2013	0.03	437	437,476

Steel Producers/Products 0.11%

ArcelorMittal (Luxembourg)(b)	5.375%	6/1/2013	0.17	500	503,171

Telecommunications: Integrated/Services 0.34%

Deutsche Telekom International Finance BV (Netherlands)(b)	5.875%	8/20/2013	0.39	1,500	1,530,112

Telecommunications: Wireless 0.44%

Rogers Communications, Inc. (Canada)(b)	6.25%	6/15/2013	0.21	2,000	2,022,302

Tobacco 0.09%

BAT International Finance plc (United Kingdom)†(b)	8.125%	11/15/2013	0.60	400	417,911

Total Corporate Bonds (cost $34,172,221)					34,178,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)		Fair Value
Foreign Government Obligations 7.11%

Hungary 2.81%

Hungary Treasury Bill(c)	5.272%	5/8/2013	0.10	HUF	3,068,810	$12,855,861

Nigeria 0.99%
Nigeria Treasury Bill(c)	Zero Coupon	6/6/2013	0.19	NGN	732,090	4,525,443

Turkey 3.31%

Turkey Government Bond(c)	Zero Coupon	5/15/2013	0.13	TRY	27,500	15,103,037
Total Foreign Government Obligations (cost $34,004,268)						32,484,341

Repurchase Agreement 2.19%

Repurchase Agreement dated 3/28/2013, 0.08% due 4/1/2013 with Bank of America Corp. collateralized by $9,880,000 of U.S. Treasury Note at 1.50% due 6/30/2016; value: $10,266,142; proceeds: $10,027,089 (cost $10,027,000)					$10,027	10,027,000
Total Short-Term Investments (cost $87,929,137)						86,415,812
Total Investments in Securities 100.19% (cost $456,572,016)						457,775,782
Liabilities in Excess of Cash, Foreign Cash and Other Assets(f) (0.19%)						(858,746)
Net Assets 100.00%						$456,917,036

EUR	euro.
HUF	Hungarian forint.
NGN	Nigerian naira
TRY	Turkish lira.
~

Modified Duration is the change in the value of a fixed income security that will result from a 1% change in market interest rates. Duration is expressed as a number of years, and generally, the larger a duration, the greater the interest-rate risk or reward for a portfolio’s underlying bond prices. The sum of these weighted values within a portfolio, including applicable aggregated interest rate exposure, is divided by the sum of the market values (or notional values where appropriate) of all fixed income securities.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 28, 2013.
(a)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of March 28, 2013.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(e)	Securities purchased on a when-issued basis (See Note 2(f)).
(f)

Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Credit Default Swaps on Indexes - Sell Protection at March 28, 2013(1):

Swap Counterparty	Fund Receives	Referenced Index	Termination Date	Notional Amount	Fair Value(2)	Upfront Payments Received(3)	Unrealized Appreciation	Credit Default Swap Agreements Payable at Fair Value(4)

J.P. Morgan	.10%	Markit CMBX. NA.AAA.1	10/12/2052	$1,350,000	$1,335,265	$49,870	$35,135	$14,735
Morgan Stanley	.07%	Markit CMBX. NA.AAA.2	3/15/2049	500,000	489,129	14,279	3,408	10,871
Credit Suisse	.07%	Markit CMBX. NA.AAA.2	3/15/2049	500,000	489,129	12,422	1,551	10,871
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	1,300,000	1,271,737	71,346	43,083	28,263
Credit Suisse	.08%	Markit CMBX. NA.AAA.3	12/13/2049	1,000,000	968,839	36,026	4,865	31,161
Deutsche Bank	.50%	Markit CMBX. NA.AM.3	12/13/2049	1,000,000	902,768	99,310	2,078	97,232

						$283,253	$90,120	$193,133

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(k)).
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at March 28, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Argentine peso	Buy	Barclays Bank plc	4/9/2013	3,250,000	$624,280	$629,207	$4,927
Argentine peso	Buy	UBS AG	4/9/2013	21,400,000	4,098,047	4,143,087	45,040
Brazilian real	Buy	Barclays Bank plc	4/9/2013	6,900,000	3,349,515	3,411,875	62,360
Brazilian real	Buy	Goldman Sachs	4/9/2013	1,185,000	585,532	585,952	420
Brazilian real	Buy	Morgan Stanley	4/9/2013	21,300,000	10,393,793	10,532,310	138,517
Brazilian real	Buy	Morgan Stanley	4/9/2013	730,000	355,266	360,967	5,701
Chilean peso	Buy	Credit Suisse	6/4/2013	10,740,000,000	22,393,661	22,578,728	185,067
Chilean peso	Buy	Goldman Sachs	6/4/2013	130,000,000	272,823	273,299	476
Chilean peso	Buy	J.P. Morgan	6/4/2013	354,000,000	736,733	744,215	7,482
Chilean peso	Buy	J.P. Morgan	4/9/2013	212,000,000	441,161	449,164	8,003
Chilean peso	Buy	Morgan Stanley	4/9/2013	5,171,000,000	10,842,944	10,955,795	112,851
Chilean peso	Buy	Morgan Stanley	5/8/2013	1,077,000,000	2,255,497	2,272,311	16,814
Chilean peso	Buy	UBS AG	4/9/2013	236,000,000	494,386	500,013	5,627
Colombian peso	Buy	Barclays Bank plc	6/4/2013	502,000,000	273,123	273,532	409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Open Forward Foreign Currency Exchange Contracts at March 28, 2013 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Indian rupee	Buy	Barclays Bank plc	4/9/2013	355,000,000	$6,338,154	$6,518,426	$180,272
Indian rupee	Buy	J.P. Morgan	6/4/2013	95,500,000	1,705,357	1,729,159	23,802
Indonesian rupiah	Buy	Goldman Sachs	4/9/2013	50,434,000,000	5,107,241	5,182,862	75,621
Indonesian rupiah	Buy	Morgan Stanley	6/4/2013	2,700,000,000	273,834	275,266	1,432
Indonesian rupiah	Buy	UBS AG	4/9/2013	7,900,000,000	797,303	811,845	14,542
Malaysian ringgit	Buy	Deutsche Bank	5/8/2013	7,035,000	2,251,488	2,273,820	22,332
Mexican peso	Buy	Barclays Bank plc	6/4/2013	5,200,000	416,856	418,493	1,637
Mexican peso	Buy	Barclays Bank plc	5/8/2013	5,255,000	410,343	424,002	13,659
Mexican peso	Buy	Goldman Sachs	6/4/2013	8,305,000	644,665	668,382	23,717
Mexican peso	Buy	J.P. Morgan	6/4/2013	171,500,000	13,306,023	13,802,221	496,198
Mexican peso	Buy	J.P. Morgan	4/9/2013	5,000,000	388,578	404,541	15,963
Mexican peso	Buy	J.P. Morgan	4/9/2013	8,100,000	629,613	655,356	25,743
Mexican peso	Buy	J.P. Morgan	4/9/2013	25,200,000	1,988,771	2,038,887	50,116
Mexican peso	Buy	J.P. Morgan	5/8/2013	28,800,000	2,258,978	2,323,739	64,761
Mexican peso	Buy	J.P. Morgan	5/8/2013	208,000,000	16,286,135	16,782,559	496,424
Singapore dollar	Buy	J.P. Morgan	6/4/2013	285,000	229,591	229,812	221
South African rand	Buy	UBS AG	6/4/2013	2,970,000	318,989	320,295	1,306
Thai baht	Buy	J.P. Morgan	5/8/2013	449,000,000	15,021,746	15,297,654	275,908
Thai baht	Buy	J.P. Morgan	4/9/2013	20,000,000	655,415	682,610	27,195
Thai baht	Buy	J.P. Morgan	4/9/2013	19,000,000	632,701	648,479	15,778
Thai baht	Buy	Morgan Stanley	6/4/2013	571,000,000	19,122,572	19,423,238	300,666
Thai baht	Buy	UBS AG	5/8/2013	12,200,000	407,474	415,660	8,186
Turkish lira	Buy	Goldman Sachs	6/4/2013	600,000	327,997	328,887	890
Brazilian real	Sell	Barclays Bank plc	4/9/2013	720,000	364,557	356,022	8,535
Czech koruna	Sell	UBS AG	6/4/2013	111,900,000	5,713,831	5,567,461	146,370
euro	Sell	Barclays Bank plc	5/8/2013	1,780,000	2,282,396	2,282,226	170
euro	Sell	Barclays Bank plc	5/8/2013	7,435,000	10,063,689	9,532,779	530,910
euro	Sell	Deutsche Bank	6/20/2013	1,083,000	1,403,671	1,389,024	14,647
euro	Sell	Goldman Sachs	5/8/2013	207,491	274,908	266,035	8,873
euro	Sell	J.P. Morgan	4/17/2013	163,000	218,123	208,961	9,162
euro	Sell	J.P. Morgan	4/17/2013	100,000	133,818	128,197	5,621
euro	Sell	UBS AG	4/9/2013	3,335,000	4,483,825	4,275,139	208,686
euro	Sell	UBS AG	5/8/2013	344,788	459,363	442,070	17,293
Hungarian forint	Sell	Goldman Sachs	4/9/2013	74,000,000	321,433	311,382	10,051
Indonesian rupiah	Sell	Goldman Sachs	4/9/2013	3,985,000,000	410,148	409,519	629
Peruvian Nuevo sol	Sell	UBS AG	6/4/2013	11,700,000	4,532,249	4,508,970	23,279
Philippine peso	Sell	Goldman Sachs	4/10/2013	14,850,000	364,381	363,868	513
Russian ruble	Sell	Deutsche Bank	4/9/2013	11,200,000	363,068	359,701	3,367
Russian ruble	Sell	Goldman Sachs	4/9/2013	212,000,000	6,872,540	6,808,631	63,909
Russian ruble	Sell	J.P. Morgan	4/9/2013	12,735,000	412,580	408,999	3,581
Singapore dollar	Sell	Credit Suisse	6/4/2013	11,090,000	8,965,920	8,942,486	23,434
South African rand	Sell	Goldman Sachs	5/8/2013	3,360,000	368,066	363,679	4,387
South African rand	Sell	UBS AG	4/9/2013	6,260,000	688,062	680,230	7,832
South African rand	Sell	UBS AG	6/4/2013	2,940,000	318,232	317,060	1,172
South Korean won	Sell	Barclays Bank plc	4/9/2013	350,000,000	321,999	314,363	7,636
South Korean won	Sell	Barclays Bank plc	4/9/2013	348,000,000	319,128	312,567	6,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Open Forward Foreign Currency Exchange Contracts at March 28, 2013 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Taiwan dollar	Sell	Deutsche Bank	6/4/2013	202,000,000	$6,833,559	$6,770,815	$62,744
Taiwan dollar	Sell	J.P. Morgan	4/9/2013	161,300,000	5,585,567	5,396,177	189,390
Turkish lira	Sell	Barclays Bank plc	4/9/2013	6,600,000	3,643,180	3,643,106	74
Turkish lira	Sell	Goldman Sachs	4/9/2013	660,000	365,013	364,311	702

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,089,591

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Argentine peso	Buy	Barclays Bank plc	6/4/2013	6,000,000	$1,083,032	$1,057,138	$(25,894)
Argentine peso	Buy	Credit Suisse	6/4/2013	3,330,000	603,261	586,712	(16,549)
Argentine peso	Buy	UBS AG	6/4/2013	87,300,000	15,769,509	15,381,363	(388,146)
Argentine peso	Buy	UBS AG	5/8/2013	47,000,000	8,834,586	8,664,679	(169,907)
Brazilian real	Buy	Barclays Bank plc	6/4/2013	18,600,000	9,267,564	9,140,932	(126,632)
Brazilian real	Buy	Deutsche Bank	6/4/2013	11,400,000	5,690,326	5,602,507	(87,819)
Brazilian real	Buy	Deutsche Bank	5/8/2013	25,900,000	12,899,691	12,765,577	(134,114)
Brazilian real	Buy	Deutsche Bank	6/4/2013	1,105,000	552,528	543,050	(9,478)
Brazilian real	Buy	Deutsche Bank	5/8/2013	630,000	317,077	310,514	(6,563)
Brazilian real	Buy	Goldman Sachs	6/4/2013	925,000	456,272	454,589	(1,683)
Brazilian real	Buy	Morgan Stanley	6/4/2013	6,760,000	3,418,112	3,322,188	(95,924)
Colombian peso	Buy	Deutsche Bank	6/4/2013	19,500,000,000	10,635,397	10,625,255	(10,142)
Colombian peso	Buy	Goldman Sachs	4/9/2013	5,145,000,000	2,871,094	2,816,606	(54,488)
Colombian peso	Buy	J.P. Morgan	4/9/2013	632,000,000	352,974	345,985	(6,989)
Colombian peso	Buy	J.P. Morgan	4/9/2013	884,000,000	493,717	483,942	(9,775)
Colombian peso	Buy	Morgan Stanley	5/8/2013	18,600,000,000	10,382,361	10,156,366	(225,995)
euro	Buy	J.P. Morgan	4/9/2013	2,540,000	3,323,384	3,256,028	(67,356)
Hungarian forint	Buy	Barclays Bank plc	6/4/2013	109,000,000	459,268	455,710	(3,558)
Hungarian forint	Buy	Barclays Bank plc	5/8/2013	1,597,000,000	7,290,363	6,696,856	(593,507)
Hungarian forint	Buy	Barclays Bank plc	5/8/2013	141,000,000	636,814	591,269	(45,545)
Hungarian forint	Buy	Barclays Bank plc	4/9/2013	1,178,000,000	5,239,428	4,956,860	(282,568)
Hungarian forint	Buy	Barclays Bank plc	4/9/2013	109,300,000	486,575	459,919	(26,656)
Hungarian forint	Buy	J.P. Morgan	6/4/2013	1,027,000,000	4,508,990	4,293,708	(215,282)
Indian rupee	Buy	Barclays Bank plc	6/4/2013	17,700,000	320,513	320,483	(30)
Indian rupee	Buy	Barclays Bank plc	5/8/2013	25,000,000	455,373	454,911	(462)
Indian rupee	Buy	Goldman Sachs	4/9/2013	24,000,000	441,826	440,682	(1,144)
Indian rupee	Buy	J.P. Morgan	5/8/2013	17,000,000	311,014	309,339	(1,675)
Indian rupee	Buy	J.P. Morgan	5/8/2013	460,700,000	8,533,062	8,383,100	(149,962)
Indian rupee	Buy	Morgan Stanley	6/4/2013	1,014,000,000	18,376,223	18,359,864	(16,359)
Indian rupee	Buy	UBS AG	5/8/2013	257,000,000	4,768,089	4,676,485	(91,604)
Indonesian rupiah	Buy	Barclays Bank plc	5/8/2013	116,500,000,000	11,975,740	11,910,733	(65,007)
Indonesian rupiah	Buy	Deutsche Bank	6/4/2013	99,500,000,000	10,171,744	10,144,049	(27,695)
Indonesian rupiah	Buy	Deutsche Bank	6/4/2013	6,305,000,000	643,367	642,796	(571)
Indonesian rupiah	Buy	UBS AG	5/8/2013	4,865,000,000	500,463	497,388	(3,075)
Malaysian ringgit	Buy	UBS AG	4/9/2013	1,865,000	610,035	602,474	(7,561)
Philippine peso	Buy	Barclays Bank plc	5/8/2013	22,000,000	542,192	539,079	(3,113)
Philippine peso	Buy	Barclays Bank plc	5/8/2013	495,000,000	12,210,163	12,129,287	(80,876)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Open Forward Foreign Currency Exchange Contracts at March 28, 2013 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Philippine peso	Buy	Deutsche Bank	6/4/2013	525,000,000	$12,904,019	$12,871,140	$(32,879)
Philippine peso	Buy	Goldman Sachs	6/4/2013	139,000,000	3,422,802	3,407,787	(15,015)
Philippine peso	Buy	J.P. Morgan	4/10/2013	160,000,000	3,934,104	3,920,468	(13,636)
Philippine peso	Buy	J.P. Morgan	6/4/2013	16,800,000	412,371	411,876	(495)
Philippine peso	Buy	UBS AG	6/4/2013	284,000,000	6,964,198	6,962,674	(1,524)
Polish zloty	Buy	Barclays Bank plc	6/4/2013	1,625,000	500,548	496,474	(4,074)
Polish zloty	Buy	Credit Suisse	6/4/2013	17,400,000	5,439,749	5,316,086	(123,663)
Polish zloty	Buy	Credit Suisse	5/8/2013	2,250,000	726,190	688,806	(37,384)
Polish zloty	Buy	Goldman Sachs	6/4/2013	1,000,000	311,964	305,522	(6,442)
Polish zloty	Buy	Goldman Sachs	5/8/2013	1,130,000	362,607	345,934	(16,673)
Polish zloty	Buy	Goldman Sachs	5/8/2013	870,000	274,908	266,338	(8,570)
Polish zloty	Buy	Goldman Sachs	6/4/2013	21,200,000	6,625,801	6,477,070	(148,731)
Polish zloty	Buy	Goldman Sachs	4/9/2013	60,135,000	18,928,741	18,452,655	(476,086)
Polish zloty	Buy	Goldman Sachs	4/9/2013	1,400,000	449,826	429,595	(20,231)
Polish zloty	Buy	UBS AG	4/9/2013	13,700,000	4,405,873	4,203,897	(201,976)
Polish zloty	Buy	UBS AG	4/9/2013	1,250,000	399,340	383,567	(15,773)
Romanian new leu	Buy	J.P. Morgan	4/9/2013	14,900,000	4,357,533	4,320,502	(37,031)
Romanian new leu	Buy	UBS AG	5/8/2013	1,220,000	362,605	352,480	(10,125)
Romanian new leu	Buy	UBS AG	4/9/2013	14,714,344	4,483,825	4,266,668	(217,157)
Russian ruble	Buy	Barclays Bank plc	6/4/2013	785,000,000	25,298,099	24,982,702	(315,397)
Russian ruble	Buy	Credit Suisse	4/9/2013	302,000,000	9,779,951	9,699,087	(80,864)
Russian ruble	Buy	Deutsche Bank	6/4/2013	12,800,000	409,770	407,361	(2,409)
Russian ruble	Buy	Goldman Sachs	6/4/2013	25,900,000	829,780	824,270	(5,510)
Russian ruble	Buy	Goldman Sachs	4/9/2013	135,000,000	4,395,962	4,335,685	(60,277)
Russian ruble	Buy	Goldman Sachs	4/9/2013	10,900,000	354,425	350,066	(4,359)
Russian ruble	Buy	Goldman Sachs	4/9/2013	15,045,000	493,085	483,188	(9,897)
Russian ruble	Buy	J.P. Morgan	6/4/2013	7,150,000	227,893	227,549	(344)
Russian ruble	Buy	J.P. Morgan	5/8/2013	146,000,000	4,789,869	4,668,492	(121,377)
Russian ruble	Buy	UBS AG	5/8/2013	16,700,000	547,604	533,999	(13,605)
South African rand	Buy	Barclays Bank plc	6/4/2013	8,055,000	875,701	868,679	(7,022)
South African rand	Buy	Barclays Bank plc	4/9/2013	4,260,000	483,636	462,904	(20,732)
South African rand	Buy	Deutsche Bank	6/4/2013	208,600,000	22,937,348	22,496,132	(441,216)
South African rand	Buy	Goldman Sachs	6/4/2013	33,260,000	3,608,666	3,586,871	(21,795)
South African rand	Buy	UBS AG	4/9/2013	2,000,000	221,469	217,326	(4,143)
South African rand	Buy	UBS AG	5/8/2013	4,050,000	459,363	438,363	(21,000)
South Korean won	Buy	Barclays Bank plc	6/4/2013	304,000,000	274,163	272,047	(2,116)
South Korean won	Buy	Credit Suisse	6/4/2013	3,718,000,000	3,407,570	3,327,202	(80,368)
South Korean won	Buy	Deutsche Bank	6/4/2013	600,000,000	549,496	536,934	(12,562)
South Korean won	Buy	Deutsche Bank	6/4/2013	11,615,000,000	10,641,612	10,394,151	(247,461)
South Korean won	Buy	Goldman Sachs	4/9/2013	577,000,000	532,779	518,250	(14,529)
South Korean won	Buy	J.P. Morgan	5/8/2013	21,000,000,000	19,147,481	18,818,943	(328,538)
South Korean won	Buy	J.P. Morgan	6/4/2013	305,000,000	273,001	272,942	(59)
South Korean won	Buy	Morgan Stanley	4/9/2013	492,000,000	450,792	441,905	(8,887)
Taiwan dollar	Buy	Deutsche Bank	4/9/2013	28,685,000	968,433	959,636	(8,797)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 28, 2013

Open Forward Foreign Currency Exchange Contracts at March 28, 2013 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Turkish lira	Buy	Barclays Bank plc	4/9/2013	18,900,000	$10,514,054	$10,432,531	$(81,523)
Turkish lira	Buy	Deutsche Bank	6/4/2013	11,580,000	6,371,978	6,347,511	(24,467)
Turkish lira	Buy	Goldman Sachs	6/4/2013	840,000	461,540	460,441	(1,099)
Turkish lira	Buy	Goldman Sachs	4/9/2013	1,060,000	592,591	585,105	(7,486)
Turkish lira	Buy	UBS AG	4/9/2013	1,030,000	576,160	568,545	(7,615)
Turkish lira	Buy	UBS AG	4/9/2013	720,000	405,940	397,430	(8,510)
Argentine peso	Sell	Barclays Bank plc	4/9/2013	2,370,000	455,769	458,837	(3,068)
Chilean peso	Sell	J.P. Morgan	4/9/2013	216,000,000	455,360	457,639	(2,279)
euro	Sell	UBS AG	5/8/2013	145,000	185,864	185,912	(48)
Indian rupee	Sell	Barclays Bank plc	4/9/2013	32,500,000	594,280	596,757	(2,477)
Indian rupee	Sell	Morgan Stanley	4/9/2013	43,100,000	778,949	791,392	(12,443)
Indonesian rupiah	Sell	Deutsche Bank	4/9/2013	44,000,000,000	4,416,784	4,521,671	(104,887)
Indonesian rupiah	Sell	Goldman Sachs	5/8/2013	66,800,000,000	6,828,171	6,829,502	(1,331)
Malaysian ringgit	Sell	J.P. Morgan	4/9/2013	1,865,000	596,896	602,474	(5,578)
Malaysian ringgit	Sell	J.P. Morgan	5/8/2013	7,035,000	2,247,963	2,273,820	(25,857)
Mexican peso	Sell	Barclays Bank plc	4/9/2013	3,990,000	318,178	322,824	(4,646)
Mexican peso	Sell	Deutsche Bank	4/9/2013	4,100,000	319,823	331,724	(11,901)
Mexican peso	Sell	Deutsche Bank	5/8/2013	115,640,000	9,312,562	9,330,458	(17,896)
Peruvian Nuevo sol	Sell	J.P. Morgan	6/4/2013	9,020,000	3,459,252	3,476,146	(16,894)
Singapore dollar	Sell	Credit Suisse	6/4/2013	4,250,000	3,425,116	3,427,012	(1,896)
Singapore dollar	Sell	J.P. Morgan	6/4/2013	460,000	368,969	370,924	(1,955)
South Korean won	Sell	Morgan Stanley	5/8/2013	3,772,000,000	3,374,184	3,380,241	(6,057)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(6,624,346)

Open Futures Contracts at March 28, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

U.S. 2-Year Treasury Note	June 2013	421	Short	$(92,810,766)	$(55,463)
U.S. 5-Year Treasury Note	June 2013	601	Short	(74,556,868)	(395,063)

Totals				$(167,367,634)	$(450,526)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT GLOBAL FUND, INC. - GLOBAL ALLOCATION FUND March 28, 2013

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.94%

Lord Abbett Affiliated Fund, Inc.- Class I (b)	114,109	$1,520
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I (c)	50,689	1,001
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I (c)	666,452	13,129
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I (d)	5,428,534	35,611
Lord Abbett Investment Trust-High Yield Fund - Class I (e)	2,506,212	20,200
Lord Abbett Securities Trust-International Dividend Income Fund - Class I (f)	9,270,776	78,894
Lord Abbett Mid Cap Stock Fund, Inc. - Class I (g)	1,876,899	37,557
Lord Abbett Investment Trust-Short Duration Income Fund - Class I (h)	548,080	2,543

Total Investments in Underlying Funds (cost $176,792,585)		190,455

Cash and Other Assets in Excess of Liabilities 0.06%		106

Net Assets 100.00%		$190,561

(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(h)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the “Funds”): Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”) and Lord Abbett Global Allocation Fund (“Global Allocation Fund”). Global Allocation Fund is diversified as defined in the Act and Emerging Markets Currency Fund is non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange LLC, normally 4:00 p.m. Eastern time. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing of any related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of Emerging Markets Currency Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)

Forward Foreign Currency Exchange Contracts-Emerging Markets Currency Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)

Futures Contracts-Emerging Markets Currency Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Emerging Markets Currency Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)

Mortgage Dollar Rolls-Emerging Markets Currency Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)

Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)

Interest Rate Swaps-Emerging Markets Currency Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

Notes to Schedule of Investments (unaudited)(continued)

(k)

Credit Default Swaps-Emerging Markets Currency Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(l)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(continued)

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 28, 2013 in valuing each Fund’s investments carried at fair value:

	Emerging Markets Currency Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$40,729,924	$—	$40,729,924
Commercial Paper	—	9,725,648	—	9,725,648
Corporate Bonds	—	180,397,380	—	180,397,380
Foreign Bond		1,682,429		1,682,429
Foreign Government Obligations	—	32,810,313	—	32,810,313
Government Sponsored Enterprises Bond	—	624,516	—	624,516
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	14,008,282	—	14,008,282
Government Sponsored Enterprises Pass-Throughs	—	60,811,127	—	60,811,127
Non-Agency Commercial Mortgage-Backed Securities	—	106,959,163	—	106,959,163
Repurchase Agreement		10,027,000		10,027,000

Total	$—	$457,775,782	$—	$457,775,782

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$4,089,591	$—	$4,089,591
Liabilities	—	(6,624,346)	—	(6,624,346)
Futures Contracts
Assets	—	—	—	—
Liabilities	(450,526)	—	—	(450,526)
Credit Default Swaps
Assets	—	90,120	—	90,120
Liabilities	—	—	—	—

Total	$(450,526)	$(2,444,635)	$—	$(2,895,161)

*See Schedule of Investments for fair values in each industry or investment strategy of underlying Funds and identification of foreign issuers and/or geography.

	Global Allocation Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$190,455	$—	$—	$190,455

Total	$190,455	$—	$—	$190,455

Notes to Schedule of Investments (unaudited)(continued)

(m)

Disclosures about Derivative Instruments and Hedging Activities-Emerging Markets Currency Fund entered into forward foreign currency exchange contracts during the period ended March 28, 2013 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

Emerging Markets Currency Fund entered into U.S. Treasury futures contracts during the period ended March 28, 2013 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund entered into credit default swaps during the period ended March 28, 2013 (as described in note 2(j)) to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of March 28, 2013, Emerging Markets Currency Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value

Forward Foreign Currency Exchange Contracts	$—	$4,089,591	$—	$4,089,591
Credit Default Swaps	—	—	90,120	90,120

Total	$—	$4,089,591	$90,120	$4,179,711

Liability Derivatives
Futures Contracts	$450,526	$—	$—	$450,526
Forward Foreign Currency Exchange Contracts	—	6,624,346	—	6,624,346

Total	$450,526	$6,624,346	$—	$7,074,872

3.	FEDERAL TAX INFORMATION

As of March 28, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Currency Fund	Global Allocation Fund

Tax cost	$460,012,580	$179,903,855

Gross unrealized gain	3,135,516	10,944,291
Gross unrealized loss	(5,372,314)	(393,109)

Net unrealized security gain/(loss)	$(2,236,798)	$10,551,182

Notes to Schedule of Investments (unaudited)(concluded)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

4.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Global Allocation Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during period ended March 28, 2013:

Affiliated Issuer	Balance of Shares Held at 12/31/2012	Gross Additions	Gross Sales	Balance of Shares Held at 3/28/2013	Value at 3/28/2013	Net Realized Gain (Loss) 1/1/2013 to 3/28/2013	Dividend Income 1/1/2013 to 3/28/2013

Lord Abbett Affiliated Fund, Inc. – Class I	142,096	90,623	(118,610)	114,109	$1,519,934	$168,937	$9,230
Lord Abbett Equity Trust- Calibrated Large Cap Value Fund – Class I	50,689	—	—	50,689	1,000,595	—	—
Lord Abbett Equity Trust- Calibrated Mid Cap Value Fund – Class I	666,452	—	—	666,452	13,129,114	—	—
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	5,082,070	380,776	(34,312)	5,428,534	35,611,180	(19,142)	239,551
Lord Abbett Investment Trust – High Yield Fund – Class I	2,406,133	114,413	(14,334)	2,506,212	20,200,065	16,025	332,355
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	9,353,041	240,217	(322,482)	9,270,776	78,894,308	(341,111)	321,008
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	1,907,046	—	(30,147)	1,876,899	37,556,748	53,045	—
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	—	548,080	—	548,080	2,543,093	—	6,027

Total					$190,455,037	$(122,246)	$908,171

Investments in Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of March 28, 2013, Global Allocation Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. - Class I	0.80%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	0.52%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	6.89%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	18.70%
Lord Abbett Investment Trust - High Yield Fund - Class I	10.61%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	1.34%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	41.42%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	19.72%

The Ten Largest Holdings and the Holdings by Sector, as of March 28, 2013, for each Underlying Fund are presented below. Each Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments

JPMorgan Chase & Co.	3.77%
Exxon Mobil Corp.	3.52%
Pfizer, Inc.	2.98%
Wells Fargo & Co.	2.98%
Chevron Corp.	2.84%
Citigroup, Inc.	2.23%
AT&T, Inc.	2.22%
General Electric Co.	2.18%
Johnson & Johnson	2.04%
Goldman Sachs Group, Inc. (The)	1.94%

Holdings by Sector*	% of Investments

Consumer Discretionary	8.77%
Consumer Staples	8.50%
Energy	16.54%
Financials	25.84%
Health Care	13.57%
Industrials	8.01%
Information Technology	6.46%
Materials	4.27%
Telecommunication Services	3.56%
Utilities	2.92%
Short-Term Investment	1.56%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments

JPMorgan Chase & Co.	4.04%
Exxon Mobil Corp.	3.56%
Chevron Corp.	3.03%
Cisco Systems, Inc.	2.77%
Pfizer, Inc.	2.69%
AT&T, Inc.	2.26%
Time Warner, Inc.	2.24%
Citigroup, Inc.	2.23%
SunTrust Banks, Inc.	2.13%
Archer Daniels Midland Co.	1.81%

Holdings by Sector*	% of Investments

Consumer Discretionary	7.87%
Consumer Staples	7.94%
Energy	16.35%
Financials	27.95%
Health Care	11.03%
Industrials	9.21%
Information Technology	6.34%
Materials	4.19%
Telecommunication Services	2.88%
Utilities	6.04%
Short-Term Investment	0.20%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments

Everest Re Group Ltd.	2.27%
Eaton Corp. plc (Ireland)	2.09%
Paychex, Inc.	2.07%
PPL Corp.	2.03%
AES Corp. (The)	2.00%
CIT Group, Inc.	2.00%
Rock-Tenn Co. Class A	1.93%
Hartford Financial Services Group, Inc.	1.89%
SunTrust Banks, Inc.	1.89%
Valero Energy Corp.	1.84%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.26%
Consumer Staples	4.83%
Energy	9.80%
Financials	30.87%
Health Care	7.29%
Industrials	11.98%
Information Technology	9.79%
Materials	6.17%
Telecommunication Services	0.35%
Utilities	9.45%
Short-Term Investment	0.21%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments

Turkey Government Bond, 0.00%, 5/15/2013	3.30%
Hungary Treasury Bill, 5.272%, 5/8/2013	2.81%
Federal National Mortgage Assoc., 4.50%, TBA	1.29%
Nigeria Treasury Bill, 0.01%, 6/6/2013	0.99%
Citigroup, Inc., 5.50%, 4/11/2013	0.87%
Boston Scientific Corp., 4.50%, 1/15/2015	0.81%
Federal National Mortgage Assoc., 5.50%, 8/1/2037	0.73%
QVC, Inc., 7.375%, 10/15/2020	0.69%
Canadian Oil Sands Ltd. (Canada), 5.80%, 8/15/2013	0.67%
Ford Motor Credit Co. LLC, 8.70%, 10/1/2014	0.61%

Holdings by Sector*	% of Investments

Agency	1.72%
Asset-Backed	8.66%
Automotive	1.63%
Banking	6.46%
Basic Industry	2.70%
Capital Goods	1.91%
Consumer Cyclical	2.19%
Consumer Non-Cyclical	2.34%
Energy	7.31%
Financial Services	1.75%
Foreign Government	7.17%
Health Care	3.21%
Insurance	0.84%
Media	2.27%
Mortgage-Backed	37.54%
Real Estate	2.09%
Services	1.68%
Technology & Electronics	1.97%
Telecommunications	2.69%
Utility	1.68%
Short-Term Investment	2.19%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments

Alliance Data Systems Corp., 6.375%, 4/1/2020	0.79%
Constellation Brands, Inc. Bridge Term Loan	0.75%
First Data Corp., 12.625%, 1/15/2021	0.72%
AMC Networks, Inc., 7.75%, 7/15/2021	0.72%
HJ Heinz Co. 2nd Lien Bridge	0.65%
MEG Energy Corp., 6.50%, 3/15/2021	0.56%
LBG Capital No.1 plc, 8.00%	0.55%
Delphi Corp., 5.00%. 2/15/2023	0.54%
Elizabeth Arden, Inc., 7.375% 3/15/2021	0.53%
Sprint Nextel Corp., 9.00%, 11/15/2018	0.53%

Holdings by Sector*	% of Investments

Automotive	2.41%
Banking	2.89%
Basic Industry	10.70%
Capital Goods	5.85%
Consumer Cyclical	5.90%
Consumer Non-Cyclical	7.67%
Energy	13.49%
Financial Services	3.83%
Foreign Government	0.56%
Healthcare	5.74%
Insurance	0.92%
Media	7.59%
Real Estate	0.30%
Services	15.24%
Technology & Electronics	5.58%
Telecommunications	7.16%
Utility	3.79%
Short-Term Investment	0.38%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments

U.S. Treasury Note, 0.375%, 3/15/2015	1.68%
JPMorgan Chase Bank NA, 6.00%, 10/1/2017	0.54%
Mylan, Inc., 6.00%, 11/15/2018	0.53%
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	0.53%
WF-RBS Commercial Mortgage Trust 2013-C11 A2, 2.029%, 3/15/2045	0.45%
Citigroup, Inc., 5.00%, 9/15/2014	0.44%
Merrill Lynch Floating Trust 2008-LAQA A2, 0.738%, 7/9/2021	0.44%
Fidelity National Information Services, Inc., 7.875%, 7/15/2020	0.44%
QVC, Inc., 7.50%, 10/1/2019	0.43%
Virgin Media Secured Finance plc, 6.50%, 1/15/2018	0.43%

Holdings by Sector*	% of Investments

Auto	0.67%
Basic Industry	0.87%
Capital Goods	0.44%
Consumer Cyclical	3.06%
Consumer Discretionary	2.40%
Consumer Non-Cyclical	0.04%
Consumer Services	0.94%
Consumer Staples	1.22%
Energy	5.60%
Financial Services	53.55%
Foreign Government	0.86%
Healthcare	2.38%
Integrated Oils	2.06%
Materials and Processing	4.45%
Municipal	0.13%
Producer Durables	0.55%
Technology	2.92%
Telecommunications	2.90%
Transportation	1.32%
U.S. Government	9.35%
Utilities	2.37%
Short-Term Investment	1.92%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments

National Australia Bank Ltd.	2.12%
Roche Holding AG	1.82%
Toyota Motor Corp.	1.81%
Vivendi SA	1.79%
Spark Infrastructure Group	1.72%
Nissan Motor Co., Ltd.	1.66%
KDDI Corp.	1.64%
SSE plc	1.60%
Telenor ASA	1.55%
SJM Holdings Ltd.	1.54%

Holdings by Sector*	% of Investments

Consumer Discretionary	11.65%
Consumer Staples	8.55%
Energy	7.76%
Financials	23.05%
Health Care	4.19%
Industrials	9.31%
Information Technology	1.98%
Materials	4.90%
Telecommunication Services	13.89%
Utilities	10.33%
Short-Term Investment	4.39%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments

Jones Lang LaSalle, Inc.	1.85%
CIT Group, Inc.	1.78%
Interpublic Group of Cos., Inc. (The)	1.77%
Jacobs Engineering Group, Inc.	1.73%
URS Corp.	1.64%
CIGNA Corp.	1.57%
Hartford Financial Services Group, Inc.	1.47%
Bunge Ltd.	1.47%
Mylan, Inc.	1.47%
Anixter International, Inc.	1.42%

Holdings by Sector*	% of Investments

Consumer Discretionary	7.98%
Consumer Staples	3.26%
Energy	8.43%
Financials	30.79%
Health Care	10.93%
Industrials	12.76%
Information Technology	9.03%
Materials	9.50%
Utilities	6.15%
Short-Term Investment	1.17%

Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: May 20, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: May 20, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 20, 2013